Notes to the consolidated statements of income	3 Months Ended
Mar. 31, 2025
Notes to the consolidated statements of income
Notes to the consolidated statements of income

3.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statements of income for the three months ended March 31, 2025 and 2024:

Revenue

in € THOUS

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended March 31, 2025
Health care services	3,276,313	503,360	—	3,779,673
Health care products	1,079,191	—	22,590	1,101,781
Total	4,355,504	503,360	22,590	4,881,454

	For the three months ended March 31, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Health care services	3,365,334	382,930	—	3,748,264
Health care products	954,084	—	22,174	976,258
Total	4,319,418	382,930	22,174	4,724,522

The following table contains a disaggregation of revenue by categories for the three months ended March 31, 2025 and 2024:

Disaggregation of revenue by categories

in € THOUS

	For the three months ended
	March 31,
	2025	2024
Care Delivery
US	3,301,676	3,101,758
International	555,559	686,396
Total(1)	3,857,235	3,788,154

Care Enablement
Total (including inter-segment revenues)(1)	1,366,932	1,297,058
Inter-segment eliminations	(342,713)	(360,690)
Total Care Enablement revenue external customers	1,024,219	936,368
Total	4,881,454	4,724,522

(1)	For further information on segment revenues, see note 13.

b)    Selling, general and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing and warehousing functions of the Company which are not attributable to production or research and development (R&D). General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the three month period March 31, 2025 and 2024:

Selling, general and administrative expense

in € THOUS

	For the three months ended
	March 31,
	2025	2024
Distribution costs	190,493	190,562
General and administrative expense	560,193	585,082
Selling, general and administrative expense	750,686	775,644

c)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three months ended March 31, 2025 and 2024:

Other operating income

in € THOUS

	For the three months ended
	March 31,
	2025	2024
Foreign exchange gains	114,916	61,676
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	2,461	3,144
Revaluation of certain investments (1)	—	15,197
Income from strategic transactions and programs	454	3,106
Other	23,484	30,376
Other operating income	141,315	113,499

Other operating expense

in € THOUS

	For the three months ended
	March 31,
	2025	2024
Foreign exchange losses	122,177	70,415
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,336	2,064
Revaluation of certain investments (1)	67,606	—
Expenses from strategic transactions and programs	24,883	154,955
Other	31,566	19,101
Other operating expense	247,568	246,535

(1)

Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three months ended March 31, 2025 and by both the remeasurement of the Company’s investment in Humacyte, Inc. and the remeasurement of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. for the three months ended March 31, 2024.

Included within the “income from strategic transactions and programs” line item in other operating income are the gains from divestitures of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below.

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the divestitures (including proposed divestitures as of each reporting date and associated impairment losses) of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25 Program. For further information on the proposed divestitures and associated impairment losses, see note 2. Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to cost of revenues, selling, general and administrative expense or R&D expenses are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of the Company’s business portfolio, mainly due to exiting unsustainable markets and divesting non-core businesses, as well as the cessation of certain R&D programs to enable more focused capital allocation towards areas in the Company’s core business that are expected to have higher profitable growth (Legacy Portfolio Optimization). For the three months ended March 31, 2025 and 2024, the amounts include the proposed divestitures identified in note 2 and related severance payments as well as impairment losses resulting from the measurement of assets held for sale (related to the Company’s businesses in Colombia, Brazil, Ecuador, Guatemala, Kazakhstan, Malaysia, Türkiye and Peru) and the divestitures of the Company’s service businesses in Argentina and Chile. For the three months ended March 31, 2025, the Company recorded a loss related to reclassification adjustments of foreign currency translation in the amount of €1,005, none of which is related to the Legacy Portfolio Optimization program. For the three months ended March 31, 2024, the Company recorded a net loss related to reclassification adjustments of foreign currency translation in the amount of €11,936, which is related to the Legacy Portfolio Optimization program. Reclassification adjustments of foreign currency translation that do not relate to strategic programs are included in the “other” line item in the table above;
●	certain impairment losses in connection with the FME25 Program; and
●	certain costs associated with the change of the legal form of the Company from a partnership limited by shares (Kommanditgesellschaft auf Aktien – KGaA) into an AG (the Conversion) in 2023, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which have historically been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the three months ended March 31, 2025 and 2024:

Expenses from strategic transactions and programs

in € THOUS

	For the three months ended
	March 31,
	2025	2024
Impairment of intangible and tangible assets(1)	1,607	1,047
Legacy Portfolio Optimization	1,607	—
FME25 Program	—	1,047
Impairment resulting from the measurement of assets held for sale	6,018	123,552
Legacy Portfolio Optimization	6,018	123,552
Loss from the sale of business	—	24,988
Legacy Portfolio Optimization	—	24,988
Other(2)	17,258	5,368
Legacy Portfolio Optimization	16,949	4,152
Legal Form Conversion Costs	309	1,216
Expenses from strategic transactions and programs	24,883	154,955

(1)	For the three months ended March 31, 2025 and 2024, the amounts primarily relate to cost of revenues and selling, general and administrative expense.
(2)	For the three months ended March 31, 2025 and 2024, the amounts primarily relate to selling, general and administrative expense.

For more information on the disposal groups classified as held for sale, see note 2.

d)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three months ended March 31, 2025 and 2024:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended
	March 31,
	2025	2024
Numerator:
Net income attributable to shareholders of FME AG	151,221	70,959

Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449
Potentially dilutive shares	—	—

Basic earnings per share	0.52	0.24
Diluted earnings per share	0.52	0.24